CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and Cash Equivalent	$ 8,638	$ 25,365
Short-term restricted cash	16	16
Bank deposits	54,010	30,628
Marketable securities	9,466	11,955
Trade receivables, net	9,978	6,043
Inventory	3,344	1,905
Prepaid expenses and other current assets	4,780	6,707
Total current assets	90,232	82,619
LONG-TERM ASSETS:
Restricted deposits	3,189	2,725
Property and equipment, net	19,856	23,432
Operating lease right-of-use assets, net	25,086	23,194
Other long-term assets	89	79
Total long-term assets	48,220	49,430
Total assets	138,452	132,049
CURRENT LIABILITIES:
Trade payables	8,599	8,813
Deferred revenues	1,852	274
Employees and payroll accruals	9,027	8,722
Accrued expenses and other current liabilities	5,998	5,631
Operating lease liabilities	5,949	4,330
Total current liabilities	31,425	27,770
LONG-TERM LIABILITIES:
Operating lease liabilities	29,302	25,264
Warrants liability	7	86
Total long-term liabilities	29,309	25,350
SHAREHOLDERS' EQUITY:
Ordinary shares of no-par value: Authorized: 500,000,000 shares as of December 31, 2025 and 2024; Issued and outstanding: 214,090,980 and 169,397,030 shares as of December 31, 2025 and 2024, respectively	0	0
Additional paid-in capital	875,558	808,974
Accumulated deficit	(797,840)	(730,045)
Total shareholders' equity	77,718	78,929
Total liabilities and shareholders' equity	$ 138,452	$ 132,049